Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Business combination
Summary of estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date

	RMB	Useful lives
		(Years)
Identifiable intangible assets acquired:
Customer relationship	18,000	8
Technology	2,500	7
Cash and cash equivalents	887
Other assets	1,176
Goodwill	48,500
Other liabilities	(5,131)
Mezzanine equity	(24,135)
Total consideration	41,797